Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Trade and Other Receivables

Note 7 - Trade and Other Receivables

	December 31
	2025	2024
	€ in thousands
Current Assets - Trade and Revenue receivables:
Trade receivable	958	980
Income receivable	6,278	4,413
	7,236	5,393
Current Assets - Other receivables:
Government authorities	8,496	5,886
Interest receivable	154	193
Advance tax payment	503	74
Inventory	583	909
Insurance receivable (see Note 6D)	604	5,602
Prepaid expenses and other	4,578	2,677
	14,918	15,341
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans	16,245	12,186
Annual rent deposits	571	688
Loans to others	545	537
Other deposits	736	-
	18,097	13,411